Cover	3 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	BENEFICIENT
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	72-1573705
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	445-4700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001775734
Amendment Flag	true
Entity Primary SIC Number	6199
Amendment Description	AMENDMENT NO. 1
Business Contact
Document Information [Line Items]
Contact Personnel Name	James G. Silk
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	445-4700